Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Parenthetical) (Detail)	0 Months Ended	12 Months Ended
	Mar. 28, 2013	Dec. 31, 2013	Dec. 31, 2012
Eagle Ford System [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership interest percentage in subsidiary	80.00%	80.00%	80.00%
Southeast Texas [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership interest percentage in subsidiary		100.00%	100.00%